UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from June 27, 2012 to July 26, 2012

Commission File Number of issuing entity: 333-145220-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-145220-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-145220-03

CITIBANK, N.A.
(Exact name of sponsor and depositor as specified in its charter)

13-5266470 (I.R.S. Employer Identification No.)
c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1251
Sioux Falls, South Dakota	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the master trust's assets and the collateral certificate for the due period ending July 26, 2012 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust's primary asset - and its primary source of funds for the payment of principal of and interest on the notes - is a collateral certificate issued by Citibank Credit Card Master Trust I to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

       During the due period ending July 26, 2012 no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on May 11, 2012 under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust's Registration Statement on Form S-3 (File No. 333-145220), as amended or supplemented to the date hereof.

PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.

On July 13, 2012, all parties to the putative class actions captioned IN RE PAYMENT CARD INTERCHANGE FEE AND MERCHANT DISCOUNT ANTITRUST LITIGATION entered into a Memorandum of Understanding (MOU) setting forth the material terms of a class settlement. The settlement described in the MOU is subject to a number of conditions, including agreement on definitive documentation of the settlement, any necessary approvals by the boards of directors of the parties, defendants’ entry into settlement agreements with certain merchants that have filed separate individual actions against the Visa and MasterCard networks, and preliminary and final approval by the court. The class settlement contemplated by the MOU provides for, among other things, a total payment by all defendants to the class of $6.05 billion; a rebate to merchants participating in the class settlement of 10 basis points on interchange collected for a period of eight months by the Visa and MasterCard networks; changes to certain network rules that would permit merchants to surcharge some payment card transactions subject to certain limitations and conditions, including disclosure to consumers at the point of sale; and broad releases in favor of the defendants. The court has ordered the parties to file definitive documentation of the settlement with the court for preliminary approval no later than October 19, 2012.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending July 26, 2012 and the related Payment Dates for the Notes

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: August 15, 2012	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President